787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 11, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Specialty Series
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SunAmerica Focused Alpha Growth Fund (the “Alpha Growth Fund”), a series of the Registrant, of all of the assets and liabilities of each of the Focused Growth Portfolio (the “Growth Portfolio”), the Focused Technology Portfolio (the “Technology Portfolio”), and the Focused StarALPHA Portfolio (the “StarALPHA Portfolio” and collectively with the Growth Portfolio and the Technology Portfolio, the “Target Funds”, and each, a “Target Fund”), each a series of SunAmerica Series, Inc., in exchange for Class A and Class C shares of the Alpha Growth Fund (each, a “Reorganization”). The Alpha Growth Fund and the Targets Funds are collectively referred to herein as the “Funds” and each, a “Fund.” The Alpha Growth Fund, as the surviving fund in the Reorganization, is referred to herein as the “Combined Fund.”

As requested by the SEC staff (the “Staff”), the following is an analysis with respect to the determination of SunAmerica Asset Management Corp. (“SAAMCo”), each Fund’s investment adviser, of the accounting and performance survivor in connection with each Reorganization. The analysis is based on guidance provided by the Accounting Policy Subcommittee of the Accounting/Treasurer’s Committee of the Investment Company Institute (“ICI”) in a white paper on fund mergers dated March 1, 2004, regarding accounting survivors (“ICI White Paper”).1 The ICI White Paper seeks to capture and consolidate applicable industry guidance on the subject. The ICI White Paper identifies the following factors, in order of relative importance, to apply in determining the proper accounting surviving entity:

Portfolio Management: One of the primary factors in determining the accounting survivor is the surviving management structure. The Alpha Growth Fund is advised by SAAMCo and subadvised by Marsico Capital Management, LLC (“Marsico”) and BAMCO, Inc. (“BAMCO”). The Growth Portfolio is advised by SAAMCo and is currently subadvised by Janus Capital Management LLC. The Technology Portfolio is advised by SAAMCo and is not subadvised. The StarALPHA Portfolio is advised by SAAMCo with portions subadvised by Blackrock Investment Management, LLC, Kinetics Asset Management, Inc. and Thornburg Asset Management, Inc. SAAMCo will continue to serve as the investment adviser to the Combined Fund and Marsico and Blackrock will continue to serve as subadvisers to the Combined Fund.

Portfolio Composition: The Combined Fund will be managed in accordance with the investment objectives, policies and restrictions of the Alpha Growth Fund and thus it is anticipated that the portfolio composition of the Combined Fund will most resemble that of the historical portfolio composition structure of the Alpha Growth Fund.

Investment Objectives, Policies and Restrictions: The investment objectives of the Target Funds and the Alpha Growth Fund are similar. The investment objective of the Growth Portfolio and the Technology Portfolio is long-term growth of capital. The investment objective of the StarALPHA Portfolio is total return. The investment objective of the Alpha Growth Portfolio is growth of capital.

The Growth Portfolio and the Alpha Growth Fund both follow a growth-oriented philosophy and use a focused strategy. Both Funds also engage in the active trading of equity securities of companies of any market capitalization. Both Funds are non-diversified. A difference between the Growth Portfolio and the Alpha Growth Fund is that the Growth Portfolio engages in the active trading of equity securities of companies that offer the potential for long-term growth of capital, while the Alpha Growth Fund engages in the active trading of equity securities of companies that offer the potential for growth of capital. Further, the Alpha Growth Fund will invest approximately 65% of its assets in the large-cap portion and 35% of its assets in small- and mid-cap portion of the Portfolio, while the Growth Portfolio has no such stated allocation. Another difference between the Growth Portfolio and the Alpha Growth Fund is that the Growth Portfolio will generally hold between 30 to 50 securities, while the Alpha Growth Fund will generally hold up to a total of 40 securities, including approximately 20 securities in the large-cap portion of the Fund and approximately 20 securities in the small- and mid-cap portion of the Fund.

The Technology Portfolio and the Alpha Growth Fund both use a focused strategy and follow a growth-oriented philosophy. Both Funds also engage in the active trading of equity securities of companies. Both Funds are non-diversified. A principal difference between the Technology Portfolio and the Alpha Growth Fund is that the Technology Portfolio engages in the active trading of equity securities of technology companies that offer the potential for growth of capital without regard to sector or industry, while the Alpha Growth Fund engages in the active trading of equity securities of large-, small- and mid-cap companies that offer the potential for growth of capital without regard to sector or industry. Under normal market conditions, the Technology Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in technology companies. Under normal market conditions, the Alpha Growth Fund invests approximately 65% of its assets in large-cap companies and 35% of its assets in small- and mid-cap companies. In addition, because technology companies may have any market capitalization, a portion of either sleeve of the Alpha Growth Fund’s portfolio may include technology companies. Another principal difference between the Technology Portfolio and the Alpha Growth Fund is that the Technology Portfolio will generally hold between 30 to 50 securities (all of which will be technology companies under normal market conditions), while the Alpha Growth Fund will generally hold up to a total of 40 securities (including approximately 20 securities in the large-cap portion of the Fund and approximately 20 securities in the small- and mid-cap portion of the Fund).

The StarALPHA Portfolio and the Alpha Growth Portfolio both use a focused strategy and engage in the active trading of equity securities of companies of any market capitalization. Both Funds invest in companies primarily on the basis of company fundamentals, although their respective subadvisers may also consider macroeconomic and other factors when making investments. A principal difference between the Funds is that the StarALPHA Portfolio invests in equity securities without regard to investment style, while the Alpha Growth Fund follows a growth-oriented philosophy with respect to its equity investments. In addition, the StarALPHA Portfolio’s portfolio managers seek to provide risk-adjusted excess returns (“alpha”) over the S&P 500 Index, while the Alpha Growth Fund does not invest in relation to any particular index and, under normal market conditions, invests approximately 65% of its assets in large-cap companies and 35% of its assets in small- and mid-cap companies. Another principal difference between the StarALPHA Portfolio and the Alpha Growth Fund is that the StarALPHA Portfolio will generally hold between 30 to 50 securities, while the Alpha Growth Fund will generally hold up to a total of 40 securities, including approximately 20 securities in the large-cap portion of the Fund and approximately 20 securities in the small- and mid-cap portion of the Fund. An additional principal difference between the Funds is that the StarALPHA Portfolio is diversified, while the Alpha Growth Fund is non-diversified. Following the Reorganization, the Combined Fund will remain non-diversified.

The investment objectives, policies and restrictions of the Combined Fund will be those of the Alpha Growth Fund.

Expense Structure: The expense structures of the Funds are similar. The expense structure of the Combined Fund will be the expense structure of the Alpha Large-Cap Fund.

Asset Size: As of January 31, 2012, the Alpha Growth Fund, Growth Portfolio, Technology Portfolio, and StarALPHA Portfolio had net assets of $233,711,745, $122,294,702, $28,034,175, and $16,444,651, respectively.

In conclusion, the Alpha Growth Fund will be the accounting and performance survivor. The portfolio management team; portfolio composition; investment objectives, policies and restrictions; and expense structure of the Combined Fund will be those of the Alpha Growth Fund. In addition, as of January 31, 2012, the Alpha Growth Fund has more assets than each of the Growth Portfolio, Technology Portfolio, and StarALPHA Portfolio.

Pursuant to Rule 488, the Registration Statement designates an effective date of May 11, 2012. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8813.

Sincerely,

/s/ Diana N. Huffman
Diana N. Huffman

Enclosures

cc:	Kathleen Fuentes, SunAmerica Asset Management Corp.
Margery K. Neale, Willkie Farr & Gallagher LLP
Elliot J. Gluck, Willkie Farr & Gallagher LLP

1 In North American Security Trust, 1994 SEC No-Act, LEXIS 876 (pub. Avail. Aug. 5, 1994), the SEC confirmed that the determination of which entity in a reorganization is the performance survivor should be evaluated from an accounting, rather than legal, perspective. The factors enumerated by the Staff in the North American letter are substantially similar to those considered by the Staff in determining the accounting survivor.

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